HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-145655        HV-3739 - Group Variable Annuity Contracts

Supplement dated May 3, 2013 to your Prospectus

SUB-ADVISER DELETION

DWS CORE EQUITY VIP - CLASS A

Effective on or about July 12, 2013, QS Investors, LLC will no longer serve as sub-adviser to the Fund.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

May 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:                      Hartford Life Insurance Company Separate Account Eleven

333-145655     HV-3739 - Group Variable Annuity Contracts

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, we are electronically filing via EDGAR a copy of the Supplement dated May 3, 2013 for the above referenced registration statement.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-3991.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins

Senior Legal Specialist

Enclosure